Trade and Other Receivables - Schedule of trade and other receivables, net (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2018	Dec. 31, 2016
Disclosure of trade and other receivables [line items]
Trade receivables from contracts with costumers	$ 9,755	$ 10,064
Total trade receivables	15,543	16,092
Expected credit losses	(4,305)	(5,945)		$ (5,426)
Total trade receivables, net	11,238	10,147
Current	5,746	4,972	$ 4,869
Non-current	5,492	5,175	$ 5,156
Third parties [member]
Disclosure of trade and other receivables [line items]
Expected credit losses	(3,390)	(3,686)
Related parties [member]
Disclosure of trade and other receivables [line items]
Expected credit losses	(915)	(2,259)
Cost [member]
Disclosure of trade and other receivables [line items]
Trade receivables from contracts with costumers	11,696	12,772
Other receivables	3,847	3,320
Cost [member] | Third parties [member]
Disclosure of trade and other receivables [line items]
Trade receivables from contracts with costumers	6,614	6,995
Receivables from divestments	1,296	872
Finance lease receivables	519	550
Other receivables	1,325	1,647
Cost [member] | Transactions with joint ventures, associates, government entities and pension plans [member]
Disclosure of trade and other receivables [line items]
Trade receivables from contracts with costumers	682	530
Cost [member] | Diesel subsidy [member]
Disclosure of trade and other receivables [line items]
Trade receivables from contracts with costumers	400
Cost [member] | Petroleum and alcohol accounts from Brazilian government [Member]
Disclosure of trade and other receivables [line items]
Trade receivables from contracts with costumers	307	251
Cost [member] | Receivables from the electricity sector [Member]
Disclosure of trade and other receivables [line items]
Trade receivables from contracts with costumers	$ 4,400	$ 5,247